Investment Securities Investments Classified by Contractual Maturity Date (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 1,104,370	$ 1,587,097
Available for sale, at fair value	1,115,627	1,619,878
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	107,312
Held to maturity securities	107,921	146,709
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Fair Value	107,921
Asset-backed Securities [Member]
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	4,144	9,461
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	5,711
Available for sale, at fair value	3,086	7,526
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	6,769
Residential Collateralized Mortgage Obligations Securities Issued by US Government Sponsored Enterprises [Member]
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Held to maturity securities	42,750	109,843
Residential Collateralized Mortgage Obligations Securities Not Issued by US Government Sponsored Enterprises [Member]
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,097,293	1,577,270
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis	1,097,601
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	1,109,916
Available for sale, at fair value	1,109,271	1,611,775
Corporate Debt Securities [Member]
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Held to maturity securities		$ 2,979